Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

Period	Amount
2025	$—
2026	3,310
2027	12,837
2028	18,666
2029	18,615
2030 and thereafter	132,867
Total	$186,295